Supplemental disclosure on the consolidated statments of cash flows - Non-cash activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Supplemental Cash Flow Information
Income Taxes Paid, Net	$ 14,461		$ 4,116		$ 2,433
Interest Paid	369,383		296,757		221,432
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Loans transferred to other real estate	67,056		47,965		82,035
Loans transferred to other property	53,286		43,645		27,407
Total loans transferred to foreclosed assets	120,342		91,610		109,442
Loans transfered to other assets	16,503		16,843		7,514
Financed sales of other real estate assets	15,907		16,779		11,237
Financed sales of other foreclosed assets	30,840		17,867		8,435
Total financed sales of other foreclosed and real estate assets	46,747		34,646		19,672
Transfers from loans held-in-portfolio to loans held-for-sale	0		0		2,472
Transfers from loans held-for-sale to loans held-in-portfolio	7,829		20,938		1,705
Loans securitized into investment securities	458,758	[1]	506,685	[1]	462,033
Trades receivables from brokers and counterparties	39,364		40,088		7,514
Trades payable to brokers and counterparties	4,084		64		2
Receivables from investment securities	0		70,000		70,000
Recognition of mortgage servicing rights on securitizations or asset transfers	9,143		10,223		7,661
Interest capitalized on loans subject to the temporary payment moratorium	0		481		46,944
Loans booked under the GNMA buy-back option	72,480		384,371		790,942
Capitalization Of Right Of Use Assets	189,097		0		0
Gain from the FDIC termination agreement	0		102,752		0
Capitalization of lease right of use asset	$ 189,097		$ 0		$ 0

[1]	Includes loans securitized into trading securities and subsequently sold before year end.